Condensed Consolidated Statements of Operations $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($) $ / shares shares
Condensed Consolidated Statements of Operations
Revenue	$ 8,130
Cost of revenue	2,928
Gross profit	5,202
Operating expenses:
Sales and marketing	11,990
General and administrative	13,488
Research and development	2,096
Impairment of intangible assets	6,947
Loss on disposal of assets, net	383
Total operating expenses	34,904
Operating loss	(29,702)
Other expense (income), net:
Interest (income) expense, net	(47)
Loss (Gain) on foreign currency exchange, net	467
Other	(9)
Loss before income tax provision	(30,113)
Income tax (benefit) expense	(511)
Net loss	$ (29,602)
Net loss per share - basic and diluted:
Net loss per share - basic (as revised for the three and nine months ended September 30, 2021, see Note 1) | $ / shares	$ (73.44)
Net loss per share - diluted (as revised for the three and nine months ended September 30, 2021, see Note 1) | $ / shares	$ (73.44)
Shares used to compute basic net loss per share (as revised for the three and nine months ended September 30, 2021, see Note 1) | shares	403,104
Shares used to compute diluted net loss per share (as revised for the three and nine months ended September 30, 2021, see Note 1) | shares	403,104